Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
April 30, 2026
LSF-NPRT3-0626
1.800341.122
Common Stocks - 100.1%
	Shares	Value ($)
CANADA - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (b)	177,700	21,569,681
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City International Holdings Ltd ADR (b)	1,090,629	2,562,978
Studio City International Holdings Ltd ADR (b)(f)	993,219	2,334,065

TOTAL HONG KONG		4,897,043
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	68,800	20,198,992
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	219,136	7,803,433
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	523,000	207,139,380
UNITED STATES - 93.8%
Communication Services - 11.9%
Interactive Media & Services - 11.0%
Alphabet Inc Class A	703,900	270,860,720
Meta Platforms Inc Class A	294,700	180,329,877
		451,190,597
Media - 0.9%
EchoStar Corp (b)(c)	320,970	39,524,246
TOTAL COMMUNICATION SERVICES		490,714,843
Consumer Discretionary - 6.6%
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp	529,566	46,045,764
Flutter Entertainment PLC (United Kingdom) (b)	92,000	9,927,488
Hilton Worldwide Holdings Inc	100,100	32,439,407
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	411,029	32,882
Red Rock Resorts Inc Class A	112,700	6,081,292
		94,526,833
Household Durables - 4.3%
DR Horton Inc	64,200	9,877,812
PulteGroup Inc	105,900	12,957,924
TopBuild Corp (b)(d)	349,000	154,502,300
		177,338,036
TOTAL CONSUMER DISCRETIONARY		271,864,869
Consumer Staples - 1.5%
Beverages - 0.1%
Celsius Holdings Inc (b)	192,400	6,458,867
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co (b)	48,800	4,419,328
US Foods Holding Corp (b)	554,200	51,812,158
		56,231,486
TOTAL CONSUMER STAPLES		62,690,353
Financials - 13.2%
Capital Markets - 2.1%
Ares Management Corp Class A	410,700	48,216,180
KKR & Co Inc Class A	275,000	28,693,500
Moody's Corp	24,000	11,084,400
		87,994,080
Consumer Finance - 1.4%
OneMain Holdings Inc	1,005,000	59,063,850
Financial Services - 6.6%
Apollo Global Management Inc (d)	1,295,000	166,692,400
Mastercard Inc Class A	87,600	44,055,792
Visa Inc Class A	174,200	57,458,128
		268,206,320
Insurance - 3.1%
Arthur J Gallagher & Co	610,300	125,965,920
TOTAL FINANCIALS		541,230,170
Health Care - 1.8%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	872,900	50,287,769
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp (b)	143,109	25,347,466
TOTAL HEALTH CARE		75,635,235
Industrials - 26.8%
Aerospace & Defense - 1.5%
ATI Inc (b)	340,500	52,934,130
TransDigm Group Inc	8,900	10,323,822
		63,257,952
Building Products - 2.3%
Carlisle Cos Inc (d)	38,400	13,641,984
Trane Technologies PLC	164,800	81,170,592
		94,812,576
Construction & Engineering - 12.5%
API Group Corp (b)	664,300	30,371,796
Comfort Systems USA Inc	122,700	225,798,675
Construction Partners Inc Class A (b)	250,700	31,001,562
EMCOR Group Inc	125,500	111,904,585
IES Holdings Inc (b)	126,000	81,154,080
Sterling Infrastructure Inc (b)	23,700	12,220,194
WillScot Holdings Corp	792,900	17,951,256
		510,402,148
Electrical Equipment - 6.7%
Eaton Corp PLC	89,700	38,840,997
nVent Electric PLC	225,300	32,195,370
Vertiv Holdings Co Class A	620,000	203,663,800
		274,700,167
Ground Transportation - 0.9%
Uber Technologies Inc (b)	489,300	36,506,673
Machinery - 2.9%
Parker-Hannifin Corp	114,600	104,219,532
Westinghouse Air Brake Technologies Corp	62,700	16,922,103
		121,141,635
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	36,190
TOTAL INDUSTRIALS		1,100,857,341
Information Technology - 24.1%
Communications Equipment - 1.5%
Arista Networks Inc (b)	345,700	59,705,847
Electronic Equipment, Instruments & Components - 1.5%
Coherent Corp (b)	197,700	63,206,667
Semiconductors & Semiconductor Equipment - 15.3%
Broadcom Inc	62,600	26,131,118
KLA Corp	15,300	26,780,355
Marvell Technology Inc	284,500	46,985,175
Micron Technology Inc	313,500	162,129,660
MKS Inc	220,400	62,538,500
NVIDIA Corp	1,381,900	275,785,783
ON Semiconductor Corp (b)	287,796	29,012,715
		629,363,306
Software - 5.3%
AppLovin Corp Class A (b)	55,400	24,727,790
Fair Isaac Corp (b)	18,300	18,757,500
Microsoft Corp	259,100	105,655,798
Palantir Technologies Inc Class A (b)	167,500	23,300,925
Riot Platforms Inc (b)(d)	1,102,200	19,001,928
Terawulf Inc (b)(d)	1,201,900	26,117,287
		217,561,228
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies Inc Class C	93,000	19,432,350
TOTAL INFORMATION TECHNOLOGY		989,269,398
Materials - 1.9%
Chemicals - 0.1%
Chemours Co/The	135,128	3,641,700
Construction Materials - 1.8%
Eagle Materials Inc	104,000	21,851,440
James Hardie Industries PLC (b)	1,260,600	26,459,994
Martin Marietta Materials Inc	41,900	25,939,033
		74,250,467
TOTAL MATERIALS		77,892,167
Utilities - 6.0%
Electric Utilities - 1.7%
Constellation Energy Corp	118,500	37,090,500
NRG Energy Inc	215,600	33,543,048
		70,633,548
Independent Power and Renewable Electricity Producers - 4.3%
Vistra Corp	1,120,800	176,907,072
TOTAL UTILITIES		247,540,620
TOTAL UNITED STATES		3,857,694,996
TOTAL COMMON STOCKS (Cost $2,158,231,580)		4,119,303,525

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e) (Cost $567,075)	571,305	464,985

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	57,361	57,373
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	27,286,975	27,289,704
TOTAL MONEY MARKET FUNDS (Cost $27,347,077)			27,347,077

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,186,145,732)	4,147,115,587
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(31,401,103)
NET ASSETS - 100.0%	4,115,714,484

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,557,128 or 1.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,334,065 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $77,531,840.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	8,999,998

New Cotai LLC / New Cotai Capital Corp	9/11/2020	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,593,759	285,155,262	292,692,434	188,391	786	-	57,373	57,361	0.0%
Fidelity Securities Lending Cash Central Fund	18,501,425	618,325,631	609,536,631	39,254	(721)	-	27,289,704	27,286,975	0.1%
Total	26,095,184	903,480,893	902,229,065	227,645	65	-	27,347,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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